UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES



Investment Company Act file number: 811-2429

Exact name of registrant as specified in charter:  USAA MUTUAL FUND, INC.

Address of principal executive offices and zip code: 9800 FREDERICKSBURG ROAD
                                                      SAN ANTONIO, TX  78288

Name and address of agent for service:               EILEEN M. SMILEY
                                                     USAA MUTUAL FUND, INC.
                                                     9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Registrant's telephone number, including area code:  (210) 498-4103

Date of fiscal year end:   DECEMBER 31

Date of reporting period:  DECEMBER 31, 2005




ITEM 1.  REPORT TO STOCKHOLDERS.
USAA NASDAQ-100 INDEX FUND - ANNUAL REPORT FOR PERIOD ENDED DECEMBER 31, 2005

[LOGO OF USAA]
   USAA(R)

                                 USAA NASDAQ-100
                                        INDEX Fund

                                         [GRAPHIC OF USAA NASDAQ-100 INDEX FUND]

                            A n n u a l  R e p o r t

--------------------------------------------------------------------------------
    DECEMBER 31, 2005

Table of CONTENTS
--------------------------------------------------------------------------------

MESSAGE FROM THE PRESIDENT                                                   2

MANAGER'S COMMENTARY                                                         4

INVESTMENT OVERVIEW                                                          6

FINANCIAL INFORMATION

    Report of Independent Registered Public Accounting Firm                  9

    Portfolio of Investments                                                10

    Notes to Portfolio of Investments                                       16

    Financial Statements                                                    17

    Notes to Financial Statements                                           20

EXPENSE EXAMPLE                                                             32

DIRECTORS' AND OFFICERS' INFORMATION                                        34

THIS REPORT IS FOR THE INFORMATION OF THE SHAREHOLDERS AND OTHERS WHO HAVE RECEIVED A COPY OF THE CURRENTLY EFFECTIVE PROSPECTUS OF THE FUND, MANAGED BY USAA INVESTMENT MANAGEMENT COMPANY. IT MAY BE USED AS SALES LITERATURE ONLY WHEN PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS, WHICH PROVIDES FURTHER DETAILS ABOUT THE FUND.

(C)2006, USAA. All rights reserved.

2

 M E S S A G E
==============------------------------------------------------------------------
               from the PRESIDENT

                                                           "

                                          MaRKETS RUN IN CYCLES; LAST YEAR'S
[PHOTO OF CHRISTOPHER W. CLAUS]        UNDERPERFORMING SECTOR OR MARKET COULD BE
                                        NEXT YEAR'S BIG WINNER - AND VICE VERSA.

                                                           "

                                                                    January 2006
--------------------------------------------------------------------------------

In some respects, 2005 was a repeat of 2004. The majority of the stock market's gains occurred in a relatively short period of time and in the final months of the year. This observation is significant, particularly for index fund investors, because it reminds us that we get only what the market gives us. So it makes sense for us to be patient and let our strategy work. After all, when it comes to investing, we must be present to win.

2005 was also a year that proved once again the value of that tried-and-true investment practice, diversification. A quick comparison of USAA's index funds - the S&P 500, the Extended Market, and the Nasdaq-100 - vividly makes the point. The USAA S&P 500 returned 4.77%, the USAA Extended Market returned 10.11%, and the USAA Nasdaq-100 returned 0.97%.*

As you can see, the USAA Extended Market Index Fund was the strongest performer, but no one could have predicted that a year ago. Markets run in cycles; last year's underperforming sector or market could be next year's big winner - and vice versa. So it pays to diversify your investment dollars across a number of different funds. Just because the USAA Extended Market Index Fund

--------------------------------------------------------------------------------
*As of 12/31/05, the average annual total returns for the following funds were as follows: USAA S&P 500 Index Fund 1-year 4.77%, 5-year 0.28%, since inception on 5/01/96 8.60%; USAA Nasdaq-100 Index Fund 1-year 0.97%, 5-year -7.47%, since inception on 10/27/00 -12.05%; and USAA Extended Market Index Fund 1-year 10.11%, 5-year 6.75%, since inception on 10/27/00 5.15%.

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND IS NO GUARANTEE OF FUTURE RESULTS. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE DATA QUOTED. THE RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE, SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END, VISIT USAA.COM.

 . . . C O N T I N U E D
========================--------------------------------------------------------

did well in '05 does not mean you should chase it in '06. A balanced approach is wiser, and diversification helps investors achieve that balance.

The same holds true for all your investment decision-making. Index investing is an excellent core strategy. A diversified low-cost index fund strategy gives you exposure to the primary areas of the market, but its returns are dependent on the performance of the underlying indexes, whereas the performance of actively managed funds is not. Active managers of these funds have the discretion to invest fund assets based on their experienced judgment and on changes in the economic and investment environment. Sometimes, their funds do not beat the indexes. However, in 2005, every one of our actively managed equity funds outperformed the USAA S&P 500 Index Fund.

So while indexing works well as a core investment strategy, it's not necessarily the sole solution. At USAA Investment Management Company, we are proud to offer a range of investment options. We believe that by combining our index and actively managed funds and using dollar-cost averaging, you can make the most of these opportunities. From all of us here at USAA, thank you for your business. It is a privilege to help you with your investment needs.

Sincerely,

/S/ CHRISTOPHER W. CLAUS

Christopher W. Claus
President and Vice Chairman of the Board

CONSIDER THE INVESTMENT OBJECTIVES, RISKS, CHARGES, AND EXPENSES OF THE USAA MUTUAL FUNDS CAREFULLY BEFORE INVESTING. CONTACT US AT (800) 531-8448 FOR A PROSPECTUS CONTAINING THIS AND OTHER INFORMATION ABOUT THE FUNDS FROM USAA INVESTMENT MANAGEMENT COMPANY, DISTRIBUTOR (USAA). READ IT CAREFULLY BEFORE INVESTING.

INDEX PRODUCTS INCUR FEES AND EXPENSES AND MAY NOT ALWAYS BE INVESTED IN ALL SECURITIES OF THE INDEX THE FUND ATTEMPTS TO MIRROR. IT IS NOT POSSIBLE TO INVEST DIRECTLY IN AN INDEX.

SYSTEMATIC INVESTMENT PLANS DO NOT ASSURE A PROFIT OR PROTECT AGAINST LOSS IN DECLINING MARKETS. DOLLAR-COST AVERAGING INVOLVES CONTINUOUS INVESTMENT IN SECURITIES REGARDLESS OF FLUCTUATING PRICE LEVELS OF SUCH SECURITIES. INVESTORS SHOULD CONSIDER THEIR FINANCIAL ABILITY TO CONTINUE PURCHASES THROUGH PERIODS OF LOW PRICE LEVELS.

4

 M A N A G E R ' S
==================--------------------------------------------------------------
                   COMMENTARY on the Fund

HOW DID THE FUND PERFORM DURING THE YEAR ENDED DECEMBER 31, 2005?

                 The USAA Nasdaq-100 Index Fund, before the deduction of fees and expenses, closely tracked its benchmark, the Nasdaq-100 Index, for the year ended December 31, 2005. The Fund produced a total return of 0.97% for the period, as compared to 1.90% for the benchmark. The broad-based Nasdaq-100 Index is a group of large-company stocks that is not available for direct investment.

WHAT WERE THE PRIMARY FACTORS AFFECTING THE U.S. EQUITY MARKETS DURING THE LAST HALF OF THE YEAR?

                 Oil prices, the dollar, and interest rates dominated the headlines throughout the year as the Federal Reserve Board raised interest rates twice more in the fourth quarter, bringing the total to eight increases of 25 basis points each during 2005, and 13 increases of 25 basis points each since this tightening cycle began in June 2004. As of the end of 2005, the federal funds rate stands at 4.25%.

                 As oil prices and the dollar strengthened, fresh inflation concerns and speculative demand drove gold prices to their highest level in nearly 25 years, rising 25% and peaking at $540.90 toward the end of December. After reaching $70 per barrel at the end of August, light crude oil prices retreated during the fourth quarter and finished the year at $61.

WHICH SECTORS WITHIN THE NASDAQ-100 INDEX WERE THE BEST AND WORST PERFORMERS?

                 A strong performance was seen in the consumer staples sector, which represented 1.63% of the index and returned 15.19% for the fourth quarter of 2005. The information technology sector, which accounted for over half of the index, returned 2.21% for the quarter. Consumer discretionary, which was the second

                 PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

 . . . C O N T I N U E D
========================--------------------------------------------------------

                 largest sector at 19.03% of the index, was also up for the quarter with a return of 0.52%.

WHAT INVESTMENT STRATEGIES DO YOU INTEND TO PURSUE IN THE FUND?

                 As managers of an index fund that seeks to replicate as closely as possible (before deduction of expenses) the broad diversification and returns of the Nasdaq-100 Index, we neither evaluate short-term fluctuations in the Fund's performance nor manage according to a given outlook for the equity markets or the economy in general. Still, we will continue monitoring economic conditions and how they affect the financial markets as we seek to track closely the performance of the index.

                 Thank you for your support and we will continue to work hard on your behalf.

6

 I N V E S T M E N T
====================------------------------------------------------------------
                     OVERVIEW

USAA NASDAQ-100 INDEX FUND

OBJECTIVE
--------------------------------------------------------------------------------

                 Seeks to match, before fees and expenses, the performance of the stocks composing the Nasdaq-100 Index.

TYPES OF INVESTMENTS
--------------------------------------------------------------------------------

                 Under normal market conditions, at least 80% of the Fund's assets will be invested in the common stocks of companies composing the Nasdaq-100 Index.

-----------------------------------------------------------------------------------------
                                                    12/31/05                12/31/04
-----------------------------------------------------------------------------------------
Net Assets                                       $130.4 Million          $133.4 Million
Net Asset Value Per Share                            $5.12                    $5.09

-----------------------------------------------------------------------------------------
                       AVERAGE ANNUAL TOTAL RETURNS AS OF 12/31/05
-----------------------------------------------------------------------------------------
1 YEAR                     5 YEARS                          SINCE INCEPTION ON 10/27/00
0.97%                      -7.47%                                    -12.05%

                 The performance data quoted represents past performance and is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The return and principal value of an investment will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost. For performance data current to the most recent month-end, visit usaa.com.

                 TOTAL RETURN MEASURES THE PRICE CHANGE IN A SHARE ASSUMING THE REINVESTMENT OF ALL NET INVESTMENT INCOME AND REALIZED CAPITAL GAIN DISTRIBUTIONS. THE TOTAL RETURNS QUOTED DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.

 . . . C O N T I N U E D
========================--------------------------------------------------------

                        CUMULATIVE PERFORMANCE COMPARISON

                   [CHART OF CUMULATIVE PERFORMANCE COMPARISON]

                                    USAA
                              NASDAQ-100 INDEX                      NASDAQ-100
                                    FUND                              INDEX
                              ----------------                      ----------
10/30/2000                       $10,000.00                         $10,000.00
10/31/2000                        10,620.00                          10,653.00
11/30/2000                         8,160.00                           8,135.70
12/31/2000                         7,580.00                           7,600.37
  01/31/01                         8,390.00                           8,416.00
  02/28/01                         6,160.00                           6,194.18
  03/31/01                         5,080.00                           5,106.60
  04/30/01                         5,980.00                           6,021.62
  05/31/01                         5,800.00                           5,842.25
  06/30/01                         5,890.00                           5,942.74
  07/31/01                         5,410.00                           5,464.94
  08/31/01                         4,720.00                           4,770.35
  09/30/01                         3,750.00                           3,792.43
  10/31/01                         4,380.00                           4,429.94
  11/30/01                         5,110.00                           5,180.81
  12/31/01                         5,042.24                           5,119.16
  01/31/02                         4,962.21                           5,032.13
  02/28/02                         4,351.94                           4,412.17
  03/31/02                         4,642.07                           4,716.17
  04/30/02                         4,081.82                           4,145.52
  05/31/02                         3,851.71                           3,922.49
  06/30/02                         3,351.49                           3,412.96
  07/31/02                         3,071.37                           3,123.20
  08/31/02                         3,001.34                           3,059.17
  09/30/02                         2,651.18                           2,702.47
  10/31/02                         3,151.40                           3,212.16
  11/30/02                         3,551.58                           3,622.99
  12/31/02                         3,131.39                           3,195.48
  01/31/03                         3,121.39                           3,191.23
  02/28/03                         3,211.43                           3,277.87
  03/31/03                         3,231.44                           3,306.82
  04/30/03                         3,511.56                           3,590.55
  05/31/03                         3,801.69                           3,888.65
  06/30/03                         3,801.69                           3,900.98
  07/31/03                         4,041.80                           4,145.26
  08/31/03                         4,241.89                           4,353.86
  09/30/03                         4,121.83                           4,232.13
  10/31/03                         4,471.99                           4,597.95
  11/30/03                         4,502.00                           4,623.46
  12/31/03                         4,632.06                           4,765.23
  01/31/04                         4,712.10                           4,846.91
  02/29/04                         4,632.06                           4,773.22
  03/31/04                         4,532.02                           4,669.43
  04/30/04                         4,411.96                           4,549.16
  05/31/04                         4,612.05                           4,759.71
  06/30/04                         4,772.12                           4,923.39
  07/31/04                         4,401.96                           4,545.76
  08/31/04                         4,301.91                           4,443.03
  09/30/04                         4,441.98                           4,586.10
  10/31/04                         4,672.08                           4,826.41
  11/30/04                         4,932.20                           5,101.51
  12/31/04                         5,092.27                           5,262.72
  01/31/05                         4,769.95                           4,933.27
  02/28/05                         4,739.83                           4,961.39
  03/31/05                         4,649.45                           4,867.62
  04/30/05                         4,448.61                           4,665.13
  05/31/05                         4,830.21                           5,065.40
  06/30/05                         4,679.58                           4,904.32
  07/31/05                         5,021.01                           5,270.67
  08/31/05                         4,950.71                           5,193.72
  09/30/05                         5,010.96                           5,259.16
  10/31/05                         4,940.67                           5,185.53
  11/30/05                         5,231.89                           5,492.00
  12/31/05                         5,141.51                           5,401.93

                                   [END CHART]

                      DATA FROM 10/30/00* THROUGH 12/31/05.

                 The graph illustrates how a $10,000 hypothetical investment in the USAA Nasdaq-100 Index Fund closely tracks the Nasdaq-100 Index, a modified capitalization-weighted index composed of 100 of the largest nonfinancial domestic and international companies listed on The Nasdaq Stock Market(R) based on market capitalization.

                 'NASDAQ-100(R)', 'NASDAQ-100 INDEX(R)', AND 'NASDAQ(R)' ARE TRADEMARKS OR SERVICE MARKS OF THE NASDAQ STOCK MARKET, INC. (WHICH WITH ITS AFFILIATES ARE THE "CORPORATIONS") AND HAVE BEEN LICENSED FOR OUR USE. THE CORPORATIONS MAKE NO WARRANTIES AND BEAR NO LIABILITY WITH RESPECT TO THE USAA NASDAQ-100 INDEX FUND. THE FUND IS NOT SPONSORED, SOLD, OR PROMOTED BY THE NASDAQ STOCK MARKET, INC., AND THE NASDAQ STOCK MARKET, INC. MAKES NO REPRESENTATION REGARDING THE ADVISABILITY OF INVESTING IN THE FUND. INDEX PRODUCTS INCUR FEES AND EXPENSES AND MAY NOT ALWAYS BE INVESTED IN ALL SECURITIES OF THE INDEX THE FUND ATTEMPTS TO MIRROR. IT IS NOT POSSIBLE TO INVEST DIRECTLY IN AN INDEX.

                 PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS, AND THE CUMULATIVE PERFORMANCE QUOTED DOES NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.

                 *DATE THE FUND INITIALLY INVESTED IN SECURITIES REPRESENTED BY
                  THE INDEX.

8

 P O R T F O L I O
==================--------------------------------------------------------------
                   HIGHLIGHTS

------------------------------------------------------
                 TOP 10 EQUITY HOLDINGS
                    (% of Net Assets)
------------------------------------------------------

Microsoft Corp.                                   6.8%
QUALCOMM, Inc.                                    6.1%
Apple Computer, Inc.                              6.0%
Intel Corp.                                       3.7%
Google, Inc. "A"                                  3.6%
Amgen, Inc.                                       3.2%
eBay, Inc.                                        3.2%
Cisco Systems, Inc.                               2.7%
Starbucks Corp.                                   2.3%
Yahoo!, Inc.                                      1.9%

                   ASSET ALLOCATION
                       12/31/05

                         [PIE CHART OF ASSET ALLOCATION]

Information Technology                            59.9%
Consumer Discretionary                            18.3%
Health Care                                       14.3%
Industrials                                        3.6%
Consumer Staples                                   1.6%
Telecommunication Services                         1.0%
Energy                                             0.4%
Materials                                          0.3%
Treasury Bills                                     0.3%
Repurchase Agreements                              0.2%

                    [END PIE CHART]

                 PERCENTAGES ARE OF THE NET ASSETS OF THE FUND AND MAY NOT EQUAL 100%.

                 YOU WILL FIND A COMPLETE LIST OF SECURITIES THAT THE FUND OWNS ON PAGES 10-15.

 R E P O R T  O F  I N D E P E N D E N T  R E G I S T E R E D
========================--------------------------------------------------------
                         Public ACCOUNTING Firm

THE SHAREHOLDERS AND BOARD OF DIRECTORS OF
USAA NASDAQ-100 INDEX FUND:

We have audited the accompanying statement of assets and liabilities of the USAA Nasdaq-100 Index Fund (a portfolio of USAA Mutual Fund, Inc.) (the "Fund"), including the portfolio of investments, as of December 31, 2005, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the four years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial highlights for the period presented through December 31, 2001, were audited by other auditors whose report, dated February 8, 2002, expressed an unqualified opinion on those financial highlights.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Fund's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2005, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the USAA Nasdaq-100 Index Fund as of December 31, 2005, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the four years in the period then ended, in conformity with U.S. generally accepted accounting principles.

                                                          /S/ ERNST & YOUNG LLP

San Antonio, Texas
February 15, 2006

10

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS

USAA NASDAQ-100 INDEX FUND
DECEMBER 31, 2005

                                                                        MARKET
   NUMBER                                                                VALUE
OF SHARES   SECURITY                                                     (000)
------------------------------------------------------------------------------
            COMMON STOCKS (99.4%)

            ADVERTISING (0.3%)
    8,028   Lamar Advertising Co. "A"*                                $    370
                                                                      --------
            AIR FREIGHT & LOGISTICS (0.5%)
    9,692   Expeditors International of Washington, Inc.                   654
                                                                      --------
            APPAREL RETAIL (0.6%)
   13,180   Ross Stores, Inc.                                              381
   16,200   Urban Outfitters, Inc.*                                        410
                                                                      --------
                                                                           791
                                                                      --------
            APPLICATION SOFTWARE (3.3%)
   22,345   Autodesk, Inc.                                                 960
   37,872   BEA Systems, Inc.*                                             356
   26,400   Cadence Design Systems, Inc.*                                  447
   19,517   Citrix Systems, Inc.*                                          562
   20,612   Intuit, Inc.*                                                1,098
    8,689   Mercury Interactive Corp.*                                     241
   57,389   Siebel Systems, Inc.                                           607
                                                                      --------
                                                                         4,271
                                                                      --------
            BIOTECHNOLOGY (10.0%)
   53,244   Amgen, Inc.*                                                 4,199
   34,160   Biogen Idec, Inc.*                                           1,549
   15,550   Celgene Corp.*                                               1,008
   24,434   Chiron Corp.*                                                1,086
   29,924   Genzyme Corp.*                                               2,118
   41,789   Gilead Sciences, Inc.*                                       2,199
   24,414   MedImmune, Inc.*                                               855
                                                                      --------
                                                                        13,014
                                                                      --------
            BROADCASTING & CABLE TV (4.2%)
   88,250   Comcast Corp. "A"*                                           2,291
   20,308   EchoStar Communications Corp. "A"*                             552
   23,277   Liberty Global, Inc. "A"*                                      524
    8,551   NTL, Inc.*                                                     582
  133,436   Sirius Satellite Radio, Inc.*                                  894
   21,161   XM Satellite Radio Holdings, Inc. "A"*                         577
                                                                      --------
                                                                         5,420
                                                                      --------

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA NASDAQ-100 INDEX FUND
DECEMBER 31, 2005

                                                                        MARKET
   NUMBER                                                                VALUE
OF SHARES   SECURITY                                                     (000)
------------------------------------------------------------------------------
            CASINOS & GAMING (0.4%)
   10,058   Wynn Resorts Ltd.*                                        $    552
                                                                      --------
            COMMUNICATIONS EQUIPMENT (11.4%)
  203,026   Cisco Systems, Inc.*(c)                                      3,476
   19,346   Comverse Technology, Inc.*                                     514
  175,062   JDS Uniphase Corp.*                                            413
   34,332   Juniper Networks, Inc.*                                        766
   11,833   LM Ericsson Telephone Co. ADR "B" (Sweden)                     407
  183,465   QUALCOMM, Inc.                                               7,904
   17,703   Research In Motion Ltd. (Canada)*                            1,168
   23,688   Tellabs, Inc.*                                                 258
                                                                      --------
                                                                        14,906
                                                                      --------
            COMPUTER HARDWARE (8.6%)
  108,791   Apple Computer, Inc.*                                        7,821
   22,868   ATI Technologies, Inc. (Canada)*                               389
   80,134   Dell, Inc.*                                                  2,403
  137,416   Sun Microsystems, Inc.*                                        576
                                                                      --------
                                                                        11,189
                                                                      --------
            COMPUTER STORAGE & PERIPHERALS (1.5%)
   35,993   Network Appliance, Inc.*                                       972
   15,676   SanDisk Corp.*                                                 985
                                                                      --------
                                                                         1,957
                                                                      --------
            CONSTRUCTION & FARM MACHINERY & HEAVY TRUCKS (0.9%)
   17,526   PACCAR, Inc.                                                 1,213
                                                                      --------
            CONSUMER ELECTRONICS (0.5%)
    9,242   Garmin Ltd.                                                    613
                                                                      --------
            DATA PROCESSING & OUTSOURCED SERVICES (1.7%)
   21,387   Fiserv, Inc.*                                                  925
   33,262   Paychex, Inc.                                                1,268
                                                                      --------
                                                                         2,193
                                                                      --------
            DEPARTMENT STORES (1.4%)
   15,627   Sears Holdings Corp.*                                        1,805
                                                                      --------

12

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA NASDAQ-100 INDEX FUND
DECEMBER 31, 2005

                                                                        MARKET
   NUMBER                                                                VALUE
OF SHARES   SECURITY                                                     (000)
------------------------------------------------------------------------------
            DIVERSIFIED COMMERCIAL & PROFESSIONAL SERVICES (0.8%)
   18,675   Cintas Corp.                                              $    769
   20,800   Discovery Holding Co. "A"*                                     315
                                                                      --------
                                                                         1,084
                                                                      --------
            EDUCATIONAL SERVICES (0.8%)
   16,504   Apollo Group, Inc. "A"*                                        998
                                                                      --------
            ELECTRICAL COMPONENTS & EQUIPMENT (0.3%)
   18,233   American Power Conversion Corp.                                401
                                                                      --------
            ELECTRONIC MANUFACTURING SERVICES (0.5%)
   57,560   Flextronics International Ltd. (Singapore)*                    601
                                                                      --------
            FOOD RETAIL (0.7%)
   12,322   Whole Foods Market, Inc.                                       954
                                                                      --------
            HEALTH CARE DISTRIBUTORS (0.3%)
   12,246   Patterson Companies, Inc.*                                     409
                                                                      --------
            HEALTH CARE EQUIPMENT (0.9%)
   30,999   Biomet, Inc.                                                 1,134
                                                                      --------

            HEALTH CARE SERVICES (1.0%)
   12,087   Express Scripts, Inc.*                                       1,013
    8,631   Lincare Holdings, Inc.*                                        362
                                                                      --------
                                                                         1,375
                                                                      --------
            HEALTH CARE SUPPLIES (0.3%)
    7,039   DENTSPLY International, Inc.                                   378
                                                                      --------
            HOME ENTERTAINMENT SOFTWARE (1.4%)
   23,500   Activision, Inc.*                                              323
   28,100   Electronic Arts, Inc.*                                       1,470
                                                                      --------
                                                                         1,793
                                                                      --------
            HOMEFURNISHING RETAIL (1.0%)
   36,944   Bed Bath & Beyond, Inc.*                                     1,336
                                                                      --------

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA NASDAQ-100 INDEX FUND
DECEMBER 31, 2005

                                                                        MARKET
   NUMBER                                                                VALUE
OF SHARES   SECURITY                                                     (000)
------------------------------------------------------------------------------
            HUMAN RESOURCE & EMPLOYMENT SERVICES (0.3%)
   11,300   Monster Worldwide, Inc.*                                  $    461
                                                                      --------
            HYPERMARKETS & SUPER CENTERS (0.9%)
   23,035   Costco Wholesale Corp.                                       1,140
                                                                      --------
            INTEGRATED TELECOMMUNICATION SERVICES (0.5%)
   33,070   MCI, Inc.                                                      652
                                                                      --------
            INTERNET RETAIL (5.4%)
   25,468   Amazon.com, Inc.*                                            1,201
   96,552   eBay, Inc.*                                                  4,176
   32,000   Expedia, Inc.*                                                 767
   30,850   IAC/InterActiveCorp*                                           873
                                                                      --------
                                                                         7,017
                                                                      --------
            INTERNET SOFTWARE & SERVICES (5.8%)
   11,200   Google, Inc. "A"*                                            4,647
   22,397   VeriSign, Inc.*                                                491
   63,100   Yahoo!, Inc.*                                                2,472
                                                                      --------
                                                                         7,610
                                                                      --------
            IT CONSULTING & OTHER SERVICES (0.5%)
   12,636   Cognizant Technology Solutions Corp. "A"*                      636
                                                                      --------
            MOVIES & ENTERTAINMENT (0.4%)
   11,202   Pixar, Inc.*                                                   591
                                                                      --------
            OIL & GAS DRILLING (0.4%)
   16,000   Patterson-UTI Energy, Inc.                                     527
                                                                      --------
            PHARMACEUTICALS (1.8%)
    9,565   Sepracor, Inc.*                                                493
   44,748   Teva Pharmaceutical Industries Ltd. ADR (Israel)             1,925
                                                                      --------
                                                                         2,418
                                                                      --------
            RESTAURANTS (2.3%)
   98,914   Starbucks Corp.*                                             2,968
                                                                      --------

14

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA NASDAQ-100 INDEX FUND
DECEMBER 31, 2005

                                                                        MARKET
   NUMBER                                                                VALUE
OF SHARES   SECURITY                                                     (000)
------------------------------------------------------------------------------
            SEMICONDUCTOR EQUIPMENT (2.3%)
   77,597   Applied Materials, Inc.                                   $  1,392
   22,185   KLA-Tencor Corp.                                             1,095
   12,985   Lam Research Corp.*                                            463
                                                                      --------
                                                                         2,950
                                                                      --------
            SEMICONDUCTORS (10.3%)
   47,120   Altera Corp.*                                                  873
   24,627   Broadcom Corp. "A"*                                          1,161
  195,404   Intel Corp.                                                  4,877
   37,633   Linear Technology Corp.                                      1,357
   25,087   Marvell Technology Group Ltd.*                               1,407
   42,508   Maxim Integrated Products, Inc.                              1,541
   16,167   Microchip Technology, Inc.                                     520
   15,400   NVIDIA Corp.*                                                  563
   42,801   Xilinx, Inc.                                                 1,079
                                                                      --------
                                                                        13,378
                                                                      --------
            SPECIALTY CHEMICALS (0.3%)
    5,950   Sigma-Aldrich Corp.                                            377
                                                                      --------
            SPECIALTY STORES (1.0%)
   13,109   PETsMART, Inc.                                                 336
   45,491   Staples, Inc.                                                1,033
                                                                      --------
                                                                         1,369
                                                                      --------
            SYSTEMS SOFTWARE (12.3%)
   44,814   Adobe Systems, Inc.                                          1,656
   22,243   Check Point Software Technologies Ltd. (Israel)*               447
    7,800   CheckFree Corp.*                                               358
  339,064   Microsoft Corp.(c)                                           8,867
  198,783   Oracle Corp.*                                                2,427
   15,900   Red Hat, Inc.*                                                 433
  104,657   Symantec Corp.*                                              1,832
                                                                      --------
                                                                        16,020
                                                                      --------
            TECHNOLOGY DISTRIBUTORS (0.3%)
    7,677   CDW Corp.                                                      442
                                                                      --------
            TRADING COMPANIES & DISTRIBUTORS (0.4%)
   13,322   Fastenal Co.                                                   522
                                                                      --------

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA NASDAQ-100 INDEX FUND
DECEMBER 31, 2005

                                                                        MARKET
   NUMBER                                                                VALUE
OF SHARES   SECURITY                                                     (000)
------------------------------------------------------------------------------
            TRUCKING (0.4%)
   15,712   C.H. Robinson Worldwide, Inc.                             $    582
                                                                      --------
            WIRELESS TELECOMMUNICATION SERVICES (0.5%)
   13,600   NII Holdings, Inc.*                                            594
                                                                      --------
            Total common stocks (cost: $120,030)                       129,665
                                                                      --------

PRINCIPAL
   AMOUNT
    (000)
---------
            MONEY MARKET INSTRUMENTS (0.5%)

            U.S. TREASURY BILLS (0.3%)
     $350   3.94%, 4/06/2006(b)                                            346
       10   4.00%, 4/06/2006(b)                                             10
                                                                      --------
                                                                           356
                                                                      --------
            REPURCHASE AGREEMENTS (0.2%)(a)
      285   State Street Bank & Trust Co., 3.00%,
             acquired on 12/30/2005 and due 1/03/2006
             at $285 (collateralized by a $300 U.S. Treasury
             Note, 2.375%, due 8/31/2006; market value $299)               285
                                                                      --------
            Total money market instruments (cost: $641)                    641
                                                                      --------

            TOTAL INVESTMENTS (COST: $120,671)                        $130,306
                                                                      ========

16

 N O T E S
==========----------------------------------------------------------------------
           to Portfolio of INVESTMENTS

USAA NASDAQ-100 INDEX FUND
DECEMBER 31, 2005

GENERAL NOTES
--------------------------------------------------------------------------------

                 Market values of securities are determined by procedures and practices discussed in Note 1 to the financial statements.

                 The portfolio of investments category percentages shown represent the percentages of the investments to net assets and in total, may not equal 100%.

                 ADR - American depositary receipts are receipts issued by a U.S. bank evidencing ownership of foreign shares. Dividends are paid in U.S. dollars.

SPECIFIC NOTES
--------------------------------------------------------------------------------

                 (a) Collateral on repurchase agreements is received by the Fund upon entering into the repurchase agreement. The collateral is marked-to-market daily to ensure its market value is equal to or in excess of the repurchase agreement price plus accrued interest.

                 (b) Securities with a total value of $356,000 are segregated as collateral for initial margin requirements on open futures contracts.

                 (c) Security, or a portion thereof, is segregated to cover the value of open futures contracts at December 31, 2005, as shown in the following table:

                                                                                 UNREALIZED
   TYPE OF FUTURE        EXPIRATION     CONTRACTS     POSITION      VALUE       DEPRECIATION
--------------------------------------------------------------------------------------------
Nasdaq-100                March 17,
  Mini Index Futures        2006           21           Long       $697,000       $(25,000)

                 * Non-income-producing security for the year ended December 31, 2005.

                 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

 S T A T E M E N T
==================--------------------------------------------------------------
                   of ASSETS and LIABILITIES
                   (in thousands)

USAA NASDAQ-100 INDEX FUND
DECEMBER 31, 2005

ASSETS
   Investments in securities, at market value (identified cost of $120,671)         $130,306
   Cash                                                                                    1
   Receivables:
      Capital shares sold                                                                150
      USAA Investment Management Company (Note 5D)                                       124
      Dividends and interest                                                              57
                                                                                    --------
         Total assets                                                                130,638
                                                                                    --------
LIABILITIES
   Payables:
      Capital shares redeemed                                                            175
   Accrued management fees                                                                23
   Accrued transfer agent's fees                                                           3
   Variation margin on futures contracts                                                   4
   Other accrued expenses and payables                                                    43
                                                                                    --------
         Total liabilities                                                               248
                                                                                    --------
            Net assets applicable to capital shares outstanding                     $130,390
                                                                                    ========

NET ASSETS CONSIST OF:
   Paid-in capital                                                                  $133,637
   Accumulated net realized loss on investments and futures transactions             (12,857)
   Net unrealized appreciation on investments and futures contracts                    9,610
                                                                                    --------
            Net assets applicable to capital shares outstanding                     $130,390
                                                                                    ========
   Capital shares outstanding                                                         25,459
                                                                                    ========
   Authorized shares of $.01 par value                                               100,000
                                                                                    ========
   Net asset value, redemption price, and offering price per share                  $   5.12
                                                                                    ========

   SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

18

 S T A T E M E N T
==================--------------------------------------------------------------
                   of OPERATIONS
                   (in thousands)

USAA NASDAQ-100 INDEX FUND
YEAR ENDED DECEMBER 31, 2005

INVESTMENT INCOME
  Dividends (net of foreign taxes withheld of $4)                   $   670
  Interest                                                               37
                                                                    -------
      Total income                                                      707
                                                                    -------

EXPENSES
  Advisory fees                                                         251
  Administrative and servicing fees                                     438
  Transfer agent's fees                                                 357
  Custody and accounting fees                                            63
  Postage                                                                36
  Shareholder reporting fees                                              5
  Directors' fees                                                         8
  Registration fees                                                      31
  Professional fees                                                      42
  Other                                                                  57
                                                                    -------
     Total expenses                                                   1,288
  Expenses paid indirectly                                               (1)
  Expenses reimbursed                                                  (285)
                                                                    -------
     Net expenses                                                     1,002
                                                                    -------
NET INVESTMENT LOSS                                                    (295)
                                                                    -------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON
INVESTMENTS AND FUTURES CONTRACTS
  Net realized gain from investment transactions                      3,914
  Net realized gain from futures transactions                           157
  Change in net unrealized appreciation/depreciation of:
     Investments                                                     (2,465)
     Futures contracts                                                  (26)
                                                                    -------
        Net realized and unrealized gain on investments
           and futures contracts                                      1,580
                                                                    -------
Increase in net assets resulting from operations                    $ 1,285
                                                                    =======

  SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

 S T A T E M E N T S
====================------------------------------------------------------------
                     of Changes in NET ASSETS
                     (in thousands)

USAA NASDAQ-100 INDEX FUND
YEARS ENDED DECEMBER 31,

                                                                   2005             2004
                                                               -------------------------
FROM OPERATIONS
  Net investment gain (loss)                                   $   (295)        $    455
  Net realized gain on investments
     and futures transactions                                     4,071            2,678
  Change in net unrealized appreciation/depreciation
     of investments and futures contracts                        (2,491)           8,536
                                                               -------------------------
     Increase in net assets resulting from operations             1,285           11,669
                                                               -------------------------

DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net investment income                                           (473)               -
                                                               -------------------------

FROM CAPITAL SHARE TRANSACTIONS
  Proceeds from shares sold                                      31,779           49,543
  Reinvested dividends                                              458                -
  Cost of shares redeemed                                       (36,092)         (41,219)
                                                               -------------------------
     Increase (decrease) in net assets from
         capital share transactions                              (3,855)           8,324
                                                               -------------------------
  Net increase (decrease) in net assets                          (3,043)          19,993

NET ASSETS
  Beginning of period                                           133,433          113,440
                                                               -------------------------
  End of period                                                $130,390         $133,433
                                                               =========================
Accumulated undistributed net investment income:
   End of period                                               $      -         $    473
                                                               =========================

CHANGE IN SHARES OUTSTANDING
  Shares sold                                                     6,575           10,662
  Shares issued for dividends reinvested                             95                -
  Shares redeemed                                                (7,447)          (8,913)
                                                               -------------------------
     Increase (decrease) in shares outstanding                     (777)           1,749
                                                               =========================

  SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

20

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements

USAA NASDAQ-100 INDEX FUND
DECEMBER 31, 2005

(1) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
--------------------------------------------------------------------------------

         USAA MUTUAL FUND, INC. (the Company), registered under the Investment Company Act of 1940 (the 1940 Act), as amended, is an open-end management investment company incorporated under the laws of Maryland consisting of 17 separate funds. The information presented in this annual report pertains only to the USAA Nasdaq-100 Index Fund (the
         Fund), which is classified as nondiversified under the 1940 Act. The Fund seeks to match, before fees and expenses, the performance of the stocks composing the Nasdaq-100 Index. The Nasdaq-100 Index represents 100 of the largest nonfinancial stocks traded on the Nasdaq Stock Market. USAA Investment Management Company (the Manager), an affiliate of the Fund, has retained Northern Trust Investments, N.A. (NTI) to serve as subadviser for the Fund. NTI is responsible for investing the Fund's assets. Under normal market conditions, NTI attempts to achieve the Fund's objective by investing at least 80% of the Fund's assets in the stocks of companies composing the Nasdaq-100 Index.

         As a nondiversified fund, the Fund may invest a greater percentage of its assets in a single issuer. Because a relatively high percentage of the Fund's total assets may be invested in the securities of a single issuer or a limited number of issuers, the securities of the Fund may be more sensitive to changes in the market value of a single issuer, a limited number of issuers, or large companies generally. Such a focused investment strategy may increase the volatility of the Fund's investment results because this Fund may be more susceptible to risk associated with a single economic, political, or regulatory event than a diversified fund.

           A. SECURITY VALUATION - The value of each security is determined (as of the close of trading on the New York Stock Exchange on each business day the exchange is open) as set forth below:

              1. Equity securities, including exchange-traded funds, except as otherwise noted, traded primarily on a domestic securities exchange or the Nasdaq over-the-counter markets are valued

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA NASDAQ-100 INDEX FUND
DECEMBER 31, 2005

                 at the last sales price or official closing price on the exchange or primary market on which they trade. Equity securities traded primarily on foreign securities exchanges or markets are valued at the last quoted sales price, or the most recently determined official closing price calculated according to local market convention, available at the time the Fund is valued. If no last sale or official closing price is reported or available, the average of the bid and asked prices is generally used.

              2. Debt securities purchased with original maturities of 60 days or less are valued at amortized cost, which approximates market value.

              3. Repurchase agreements are valued at cost, which approximates market value.

              4. Futures contracts are valued at the last quoted sales price.

              5. Securities for which market quotations are not readily
                 available or are considered unreliable, or whose values have been materially affected by events occurring after the close of their primary markets but before the pricing of the Fund, are valued in good faith at fair value, using methods determined by the Manager, in consultation with the Fund's subadviser, if applicable, under valuation procedures approved by the Company's Board of Directors. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund's net asset value
                 (NAV) to be more reliable than it otherwise would be.

                 Fair value methods used by the Manager include, but are not limited to, obtaining market quotations from secondary pricing services, broker-dealers, or widely used quotation systems.

22

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA NASDAQ-100 INDEX FUND
DECEMBER 31, 2005

                 General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, and an evaluation of the forces that influenced the market in which the securities are purchased and sold.

           B. FUTURES CONTRACTS - The Fund may enter into financial futures contracts as a proxy for a direct investment in securities underlying the Fund's index. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities as collateral for the account of the broker (the Fund's agent in acquiring the futures positions). Subsequently, payments known as variation-margin payments are made or received by the Fund each day, depending on the daily fluctuations in the value of the underlying security, and are recorded for financial statement purposes as unrealized gains or losses. In addition to the segregation of securities to cover the initial margin requirements, the Fund segregates securities to cover the value of all open futures contracts. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The use of futures transactions involves the risk of imperfect correlation between movements in the price of futures contracts and the underlying hedged securities and the risk that the counterparty will fail to perform its obligations.

           C. FEDERAL TAXES - The Fund's policy is to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its income to its shareholders. Therefore, no federal income tax provision is required.

           D. INVESTMENTS IN SECURITIES - Security transactions are accounted for on the date the securities are purchased or sold (trade date). Gains or losses from sales of investment securities are computed on the identified cost basis. Dividend income, less foreign taxes, if any,

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA NASDAQ-100 INDEX FUND
DECEMBER 31, 2005

              is recorded on the ex-dividend date. If the ex-dividend date has passed, certain dividends from foreign securities are recorded upon notification. Interest income is recorded on the accrual basis. Discounts and premiums on short-term securities are amortized on a straight-line basis over the life of the respective securities.

           E. REPURCHASE AGREEMENTS - The Fund may enter into repurchase agreements with commercial banks or recognized security dealers. These agreements are collateralized by obligations issued or guaranteed as to both principal and interest by the U.S. government, its agencies, or its instrumentalities. Government-sponsored enterprises (GSEs), such as Fannie Mae and Freddie Mac, are supported only by the credit of the issuing U.S. government agency, and are neither issued nor guaranteed by the U.S. government. Obligations pledged as collateral are required to maintain a value equal to or in excess of the repurchase agreement price plus accrued interest and are held by the Fund, either through its regular custodian or through a special "tri-party" custodian that maintains separate accounts for both the Fund and its counterparty, until maturity of the repurchase agreement. The Fund's Manager monitors the creditworthiness of sellers with which the Fund may enter into repurchase agreements.

           F. FOREIGN CURRENCY TRANSLATIONS - The Fund's assets may be invested in the securities of foreign issuers and may be traded in foreign currency. Since the Fund's accounting records are maintained in U.S. dollars, foreign currency amounts are translated into U.S. dollars on the following basis:

              1. Purchases and sales of securities, income, and expenses at the exchange rate obtained from an independent pricing service on the respective dates of such transactions.

              2. Market value of securities, other assets, and liabilities at the exchange rate obtained from an independent pricing service on a daily basis.

24

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA NASDAQ-100 INDEX FUND
DECEMBER 31, 2005

              The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

              Separately, net realized foreign currency gains/losses arise from sales of foreign currency, currency gains/losses realized between the trade and settlement dates on security transactions, and from the difference between amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts received. At the end of the Fund's fiscal year, these net realized foreign currency gains/losses are reclassified from accumulated net realized gain/loss to accumulated undistributed net investment income on the statement of assets and liabilities as such amounts are treated as ordinary income/loss for tax purposes. Net unrealized foreign currency exchange gains/losses arise from changes in the value of assets and liabilities, other than investments in securities, resulting from changes in the exchange rate.

           G. EXPENSES PAID INDIRECTLY - Through arrangements with the Fund's custodian and other banks utilized by the Fund for cash management purposes, realized credits, if any, generated from cash balances in the Fund's bank accounts are used to reduce the Fund's expenses. For the year ended December 31, 2005, these custodian and other bank credits reduced the Fund's expenses by $1,000.

           H. INDEMNIFICATIONS - Under the Company's organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the Company. In addition, in the normal course of business the Company enters into contracts that contain a variety of representations and warranties that provide general

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA NASDAQ-100 INDEX FUND
DECEMBER 31, 2005

              indemnifications. The Company's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Company that have not yet occurred. However, the Company expects the risk of loss to be remote.

           I. USE OF ESTIMATES - The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that may affect the reported amounts in the financial statements.

(2) LINES OF CREDIT
--------------------------------------------------------------------------------

         Effective January 6, 2005, the Fund participates in a joint, short-term, revolving, committed loan agreement of $300 million with USAA Capital Corporation (CAPCO), an affiliate of the Manager. The purpose of the agreement is to meet temporary or emergency cash needs, including redemption requests that might otherwise require the untimely disposition of securities. Subject to availability under the agreement, the Fund may borrow from CAPCO an amount up to 5% of the Fund's total assets at a rate per annum equal to the rate at which CAPCO obtains funding in the capital markets, with no markup.

         The USAA funds that are party to the loan agreement are assessed facility fees by CAPCO based on the funds' assessed proportionate share of CAPCO's operating expenses related to obtaining and maintaining CAPCO's funding programs in total (in no event to exceed 0.09% annually of the $300 million loan agreement). The facility fees are allocated among the funds based on their respective average net assets for the period. Effective January 6, 2006, the facility fees assessed by CAPCO will be limited to an amount not to exceed 0.07% annually of the $300 million loan agreement.

         Prior to January 6, 2005, the loan agreement with CAPCO was in the amount of $400 million, and the Fund also participated with other

26

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA NASDAQ-100 INDEX FUND
DECEMBER 31, 2005

         USAA funds in a joint, short-term, revolving, committed loan agreement of $100 million with Bank of America and State Street Bank and Trust Company (State Street), under which Bank of America and State Street both committed $50 million. Subject to availability under its agreement with Bank of America and State Street, the Fund could borrow from Bank of America and State Street, at the federal funds rate plus a 0.50% markup, an amount which, when added to outstanding borrowings under the CAPCO agreement, did not exceed 25% of the Fund's total assets. The USAA funds that were party to the loan agreement with Bank of America and State Street were assessed facility fees in an annual amount equal to 0.09% of the $100 million loan agreement, whether used or not. The facility fees were allocated among the funds based on their respective average net assets for the period.

         For the year ended December 31, 2005, the Fund paid CAPCO facility fees of less than $500, which represents 0.4% of total fees paid to CAPCO by the USAA funds. The Fund had no borrowings under any of these agreements during the year ended December 31, 2005.

(3) DISTRIBUTIONS
--------------------------------------------------------------------------------

         The character of any distributions made during the year from net investment income or net realized gains is determined in accordance with federal tax regulations and may differ from those determined in accordance with U.S. generally accepted accounting principles. Also, due to the timing of distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains were recorded by the Fund.

         During the current fiscal year, permanent differences between book-basis and tax-basis accounting for net operating losses and distributions to shareholders resulted in reclassifications to the statement of assets and liabilities to decrease paid-in capital and decrease accumulated undistributed net investment loss by $295,000. This reclassification has no effect on net assets.

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA NASDAQ-100 INDEX FUND
DECEMBER 31, 2005

         The tax character of distributions paid during the years ended December 31, 2005 and 2004, was as follows:

                                          2005                 2004
                                        ---------------------------
         Ordinary income*               $473,000                $-

         * Includes distribution of short-term realized capital gains, if any, which are taxable as ordinary income.

         As of December 31, 2005, the components of net assets representing distributable earnings on a tax basis were as follows:

         Accumulated capital and other losses                $(11,940,000)
         Unrealized appreciation of investments                 8,693,000

         The difference between book-basis and tax-basis unrealized appreciation of investments is attributable to the tax deferral of losses on wash sales and the mark-to-market of open futures contracts.

         Distributions of net investment income and realized gains from security transactions not offset by capital losses are made annually in the succeeding fiscal year or as otherwise required to avoid the payment of federal taxes. For the year ended December 31, 2005, the Fund utilized capital loss carryovers of $3,726,000 to offset capital gains. At December 31, 2005, the Fund had a current post-October loss of $399,000 and capital loss carryovers of $11,541,000, for federal income tax purposes. The post-October loss will be recognized on the first day of the following fiscal year. If not offset by subsequent capital gains, the capital loss carryovers will expire between 2009 and 2011, as shown below. It is unlikely that the Company's Board of Directors will authorize a distribution of capital gains realized in the future until the capital loss carryovers have been used or expire.

                             CAPITAL LOSS CARRYOVERS
                --------------------------------------------------
                  EXPIRES                                BALANCE
                -----------                            -----------
                   2009                                $ 1,009,000
                   2010                                  5,799,000
                   2011                                  4,733,000
                                                       -----------
                                                 Total $11,541,000
                                                       ===========

28

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA NASDAQ-100 INDEX FUND
DECEMBER 31, 2005

(4) INVESTMENT TRANSACTIONS
--------------------------------------------------------------------------------

         Cost of purchases and proceeds from sales of securities, excluding short-term securities, for the year ended December 31, 2005, were $18,298,000 and $22,262,000, respectively.

         The cost of securities, including short-term securities, at December 31, 2005, for federal income tax purposes, was $121,613,000.

         Gross unrealized appreciation and depreciation of investments as of December 31, 2005, for federal income tax purposes, were $27,608,000 and $18,915,000, respectively, resulting in net unrealized appreciation of $8,693,000.

(5) TRANSACTIONS WITH MANAGER
--------------------------------------------------------------------------------

           A. ADVISORY FEES - The Manager provides investment management services to the Fund pursuant to an Investment Advisory Agreement. Under this agreement, the Manager is responsible for managing the business and affairs of the Fund, subject to the authority of and supervision by the Company's Board of Directors. The Manager is authorized to select (with approval of the Company's Board of Directors) one or more subadvisers to manage the actual day-to-day investment of the Fund's assets. The Manager monitors each subadviser's performance through quantitative and qualitative analysis, and periodically recommends to the Company's Board of Directors as to whether each subadviser's agreement should be renewed, terminated, or modified. The Manager also is responsible for allocating assets to the subadvisers. The allocation for each subadviser can range from 0% to 100% of the Fund's assets, and the Manager can change the allocations without shareholder approval.

              The Fund's advisory fees are accrued daily and paid monthly at an annualized rate of 0.20% of the Fund's average net assets for

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA NASDAQ-100 INDEX FUND
DECEMBER 31, 2005

              the fiscal year. For the year ended December 31, 2005, the Fund incurred advisory fees, paid or payable to the Manager, of $251,000.

           B. SUBADVISORY ARRANGEMENTS - The Manager has entered into an investment subadvisory agreement with NTI under which NTI directs the investment and reinvestment of the Fund's assets (as allocated from time to time by the Manager). The Manager (not the Fund) pays NTI a subadvisory fee equal to the greater of a minimum annual fee of $50,000 or a fee at an annual rate equal to 0.06% of the Fund's average daily net assets on amounts up to $100 million; 0.04% of daily net assets for amounts over $100 million and up to $250 million; and 0.03% of daily net assets for amounts over $250 million. For the year ended December 31, 2005, the Manager incurred subadvisory fees, paid or payable to NTI, of $70,000.

           C. ADMINISTRATION AND SERVICING FEES - The Manager provides certain administration and shareholder servicing functions for the Fund. For such services, the Manager receives a fee accrued daily and paid monthly at an annualized rate of 0.35% of the Fund's average net assets for the fiscal year. For the year ended December 31, 2005, the Fund incurred administration and servicing fees, paid or payable to the Manager, of $438,000.

              In addition to the services provided under its Administration and Servicing Agreement with the Fund, the Manager also provides certain legal and tax services for the benefit of the Fund. The Company's Board of Directors has approved the reimbursement of these expenses incurred by the Manager. For the year ended December 31, 2005, the Fund reimbursed the Manager $9,000 for these legal and tax services. These expenses are included in the professional fees expenses on the Fund's statement of operations.

           D. EXPENSE LIMITATIONS - The Manager has voluntarily agreed to limit the annual expenses of the Fund to 0.80% of the Fund's

30

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA NASDAQ-100 INDEX FUND
DECEMBER 31, 2005

              annual average net assets, before reductions of any expenses paid indirectly, and will reimburse the Fund for all expenses in excess of that amount. This agreement may be modified or terminated at any time. For the year ended December 31, 2005, the Fund incurred reimbursable expenses of $285,000, of which $124,000 was receivable from the Manager at year-end.

           E. TRANSFER AGENT'S FEES - USAA Transfer Agency Company, d/b/a USAA Shareholder Account Services (SAS), an affiliate of the Manager, provides transfer agent services to the Fund based on an annual charge of $26 per shareholder account plus out-of-pocket expenses. The Fund also pays SAS fees that are related to the administration and servicing of accounts that are traded on an omnibus basis. For the year ended December 31, 2005, the Fund incurred transfer agent's fees, paid or payable to SAS, of $357,000.

           F. UNDERWRITING SERVICES - The Manager provides exclusive underwriting and distribution of the Fund's shares on a continuing best-efforts basis. The Manager receives no commissions or fees for this service.

(6) TRANSACTIONS WITH AFFILIATES
--------------------------------------------------------------------------------

         Certain directors and officers of the Fund are also directors, officers, and/or employees of the Manager. None of the affiliated directors or Fund officers received any compensation from the Fund.

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA NASDAQ-100 INDEX FUND
DECEMBER 31, 2005

(7) FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Per share operating performance for a share outstanding throughout each period is as follows:

                                                                           YEAR ENDED DECEMBER 31,
                                                 -------------------------------------------------------------------------
                                                     2005            2004              2003            2002           2001
                                                 -------------------------------------------------------------------------
Net asset value at beginning of period           $   5.09        $   4.63          $   3.13         $  5.05        $  7.57
                                                 -------------------------------------------------------------------------
Income (loss) from investment operations:
    Net investment income (loss)                     (.01)(a)         .02              (.03)(a)        (.02)(a)       (.02)(a)
    Net realized and unrealized
      gain (loss) on investments and
      futures transactions                            .06(a)          .44              1.53(a)        (1.90)(a)      (2.50)(a)
                                                 -------------------------------------------------------------------------
Total from investment operations                      .05(a)          .46              1.50(a)        (1.92)(a)      (2.52)(a)
                                                 -------------------------------------------------------------------------
Less distributions:
    From net investment income                       (.02)              -                 -               -              -
                                                 -------------------------------------------------------------------------
Net asset value at end of period                 $   5.12        $   5.09          $   4.63         $  3.13        $  5.05
                                                 =========================================================================
Total return (%)*                                     .97            9.94(f)          47.92          (38.02)        (33.48)
Net assets at end of period (000)                $130,390        $133,433          $113,440         $52,878        $58,925
Ratio of expenses to
    average net assets (%)**(b)                       .80(c)          .83(c,d,f)        .96(d,e)        .85(e)         .85(e)
Ratio of expenses to average net assets,
    excluding reimbursements (%)**(b)                1.03            1.05              1.15            1.37           1.61
Ratio of net investment income (loss)
    to average net assets (%)**                      (.24)            .37              (.70)           (.66)          (.37)
Portfolio turnover (%)                              14.75            8.94              5.23           11.01          17.98

  * Assumes reinvestment of all net investment income distributions during the period.
 ** For the year ended December 31, 2005, average net assets were $125,274,000.
(a) Calculated using average shares. For the year ended December 31, 2005, average shares were 25,820,000.
(b) Reflects operating expenses of the Fund before reductions of any expenses paid indirectly. The Fund's expenses paid indirectly decreased the expense ratios by less than 0.01%.
(c) Effective March 1, 2004, the Manager voluntarily agreed to limit the Fund's expenses to 0.80% of the Fund's average net assets.
(d) Effective May 1, 2003, through February 29, 2004, the Manager voluntarily agreed to limit the Fund's expenses to 1.00% of the Fund's average net assets.
(e) Effective October 27, 2000, through April 30, 2003, the Manager voluntarily agreed to limit the Fund's expenses to 0.85% of the Fund's average net assets.
(f) For the year ended December 31, 2004, the Manager voluntarily reimbursed the Fund for excise tax expense incurred. Excluding that reimbursement, the Fund's ratio of expenses to average net assets would have been 0.85%, and the Fund's total return would not have changed.

32

 E X P E N S E
==============------------------------------------------------------------------
               EXAMPLE (unaudited)

USAA NASDAQ-100 INDEX FUND
DECEMBER 31, 2005

EXAMPLE
--------------------------------------------------------------------------------

         As a shareholder of the Fund, you incur two types of costs: direct costs, such as wire fees, redemption fees, and low balance fees; and indirect costs, including management fees, transfer agency fees, and other Fund operating expenses. This example is intended to help you understand your indirect costs, also referred to as "ongoing costs" (in dollars), of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

         The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period of July 1, 2005, through December 31, 2005.

ACTUAL EXPENSES
--------------------------------------------------------------------------------

         The first line of the table on the next page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested at the beginning of the period, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
--------------------------------------------------------------------------------

         The second line of the table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may

 E X P E N S E
==============------------------------------------------------------------------
               EXAMPLE (unaudited)
               (continued)

USAA NASDAQ-100 INDEX FUND
DECEMBER 31, 2005

         use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

         Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any direct costs, such as wire fees, redemption fees, or low balance fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these direct costs were included, your costs would have been higher.

                                                                                EXPENSES PAID
                                      BEGINNING             ENDING              DURING PERIOD*
                                    ACCOUNT VALUE        ACCOUNT VALUE          JULY 1, 2005 -
                                    JULY 1, 2005        DECEMBER 31, 2005     DECEMBER 31, 2005
                                    -----------------------------------------------------------
Actual                                $1,000.00             $1,098.70               $4.23
Hypothetical
  (5% return before expenses)          1,000.00              1,021.18                4.07

         *Expenses are equal to the Fund's annualized expense ratio of 0.80%, which is net of any reimbursements and expenses paid indirectly, multiplied by the average account value over the period, multiplied by 184 days/365 days (to reflect the one-half year period). The Fund's ending account value on the first line in the table is based on its actual total return of 9.87% for the six-month period of July 1, 2005, through December 31, 2005.

34

 D I R E C T O R S '  A N D  O F F I C E R S '
====================------------------------------------------------------------
                     INFORMATION

DIRECTORS* AND OFFICERS OF THE COMPANY
--------------------------------------------------------------------------------

         The Board of Directors of the Company consists of six Directors. These Directors and the Company's Officers supervise the business affairs of the USAA family of funds. The Board of Directors is responsible for the general oversight of the funds' business and for assuring that the funds are managed in the best interests of each fund's respective shareholders. The Board of Directors periodically reviews the funds' investment performance as well as the quality of other services provided to the funds and their shareholders by each of the fund's service providers, including USAA Investment Management Company (IMCO) and its affiliates. The term of office for each Director shall be 20 years or until the Director reaches age 70. All members of the Board of Directors shall be presented to shareholders for election or reelection, as the case may be, at least once every five years. Vacancies on the Board of Directors can be filled by the action of a majority of the Directors, provided that at least two-thirds of the Directors have been elected by the shareholders.

         Set forth below are the Directors and Officers of the Company, their respective offices and principal occupations during the last five years, length of time served, and information relating to any other directorships held. Each serves on the Board of Directors of the USAA family of funds consisting of four registered investment companies offering 39 individual funds as of December 31, 2005. Unless otherwise indicated, the business address of each is 9800 Fredericksburg Road, San Antonio, TX 78288.

         If you would like more information about the funds' Directors, you may call (800) 531-8181 to request a free copy of the funds' statement of additional information (SAI).

         * FOR SIMPLICITY THROUGHOUT THIS SECTION, THE BOARDS OF DIRECTORS AND BOARDS OF TRUSTEES OF THE FOUR LEGAL ENTITIES THAT COMPRISE THE USAA FAMILY OF FUNDS WILL BE IDENTIFIED AS THE BOARD OF DIRECTORS.

 . . . C O N T I N U E D
========================--------------------------------------------------------
                         INFORMATION

INTERESTED DIRECTOR(1)
--------------------------------------------------------------------------------

         CHRISTOPHER W. CLAUS (2, 4)
         Director
         Born: December 1960
         Year of Election or Appointment: 2001

         President, Chief Executive Officer, Director, and Chairman of the Board of Directors, IMCO (12/04-present); President and Chief Executive Officer, Director, and Vice Chairman of the Board of Directors, IMCO (2/01-12/04); Senior Vice President, Investment Sales and Service, IMCO (7/00-2/01). Mr. Claus serves as President, Director/Trustee, and Vice Chairman of the Boards of Director/Trustee of the USAA family of funds. He also serves as President, Director, and Chairman of the Board of Directors of USAA Shareholder Account Services (SAS). He also holds the Officer position of Senior Vice President of USAA Life Investment Trust, a registered investment company offering five individual funds.

         (1) INDICATES THE DIRECTOR IS AN EMPLOYEE OF USAA INVESTMENT MANAGEMENT COMPANY OR AFFILIATED COMPANIES AND IS CONSIDERED AN "INTERESTED PERSON" UNDER THE INVESTMENT COMPANY ACT OF 1940.

         (2) MEMBER OF EXECUTIVE COMMITTEE

         (3) MEMBER OF AUDIT COMMITTEE

         (4) MEMBER OF PRICING AND INVESTMENT COMMITTEE

         (5) MEMBER OF CORPORATE GOVERNANCE COMMITTEE

         (6) THE ADDRESS FOR ALL NON-INTERESTED DIRECTORS IS THAT OF THE USAA FUNDS, P.O. BOX 659430, SAN ANTONIO, TX 78265-9430.

36

 . . . C O N T I N U E D
========================--------------------------------------------------------
                         INFORMATION

NON-INTERESTED (INDEPENDENT) DIRECTORS
--------------------------------------------------------------------------------

         BARBARA B. DREEBEN (3, 4, 5, 6)
         Director
         Born: June 1945
         Year of Election or Appointment: 1994

         President, Postal Addvantage (7/92-present), a postal mail list management service. Mrs. Dreeben serves as Director/Trustee of the USAA family of funds. Mrs. Dreeben holds no other directorships of any publicly held corporations or other investment companies outside the USAA family of funds.

         ROBERT L. MASON, PH.D. (3, 4, 5, 6)
         Director
         Born: July 1946
         Year of Election or Appointment: 1997

         Institute Analyst, Southwest Research Institute (3/02-present); Staff Analyst, Southwest Research Institute (9/98-3/02), which focuses in the fields of technological research. Dr. Mason serves as a Director/Trustee of the USAA family of funds. Dr. Mason holds no other directorships of any publicly held corporations or other investment companies outside the USAA family of funds.

         MICHAEL F. REIMHERR (3, 4, 5, 6)
         Director
         Born: August 1945
         Year of Election or Appointment: 2000

         President of Reimherr Business Consulting (5/95-present), an organization that performs business valuations of large companies to include the development of annual business plans, budgets, and internal financial reporting. Mr. Reimherr serves as a Director/Trustee of the USAA family of funds. Mr. Reimherr holds no other directorships of any publicly held corporations or other investment companies outside the USAA family of funds.

 . . . C O N T I N U E D
========================--------------------------------------------------------
                         INFORMATION

         LAURA T. STARKS, PH.D.(3, 4, 5, 6)
         Director
         Born: February 1950
         Year of Election or Appointment: 2000

         Charles E. and Sarah M. Seay Regents Chair Professor of Finance, University of Texas at Austin (9/96-present). Dr. Starks serves as a Director/Trustee of the USAA family of funds. Dr. Starks holds no other directorships of any publicly held corporations or other investment companies outside the USAA family of funds.

         RICHARD A. ZUCKER (2, 3, 4, 5, 6)
         Director and Chairman of the Board of Directors
         Born: July 1943
         Year of Election or Appointment: 1992(+)

         Vice President, Beldon Roofing Company (7/85-present). Mr. Zucker serves as a Director/Trustee of the USAA family of funds. Mr. Zucker holds no other directorships of any publicly held corporations or other investment companies outside the USAA family of funds.

         (1) INDICATES THE DIRECTOR IS AN EMPLOYEE OF USAA INVESTMENT MANAGEMENT COMPANY OR AFFILIATED COMPANIES AND IS CONSIDERED AN "INTERESTED PERSON" UNDER THE INVESTMENT COMPANY ACT OF 1940.

         (2) MEMBER OF EXECUTIVE COMMITTEE

         (3) MEMBER OF AUDIT COMMITTEE

         (4) MEMBER OF PRICING AND INVESTMENT COMMITTEE

         (5) MEMBER OF CORPORATE GOVERNANCE COMMITTEE

         (6) THE ADDRESS FOR ALL NON-INTERESTED DIRECTORS IS THAT OF THE USAA FUNDS, P.O. BOX 659430, SAN ANTONIO, TX 78265-9430.

         +   MR. ZUCKER WAS ELECTED AS CHAIRMAN OF THE BOARD IN 2005.

38

 . . . C O N T I N U E D
========================--------------------------------------------------------
                         INFORMATION

INTERESTED OFFICERS(1)
--------------------------------------------------------------------------------

         CLIFFORD A. GLADSON
         Vice President
         Born: November 1950
         Year of Appointment: 2002

         Senior Vice President, Fixed Income Investments, IMCO (9/02-present); Vice President, Fixed Income Investments, IMCO (5/02-9/02); Vice President, Mutual Fund Portfolios, IMCO (12/99-5/02). Mr. Gladson also holds the Officer position of Vice President of USAA Life Investment Trust, a registered investment company offering five individual funds.

         STUART WESTER
         Vice President
         Born: June 1947
         Year of Appointment: 2002

         Vice President, Equity Investments, IMCO (1/99-present). Mr. Wester also holds the Officer position of Vice President of USAA Life Investment Trust, a registered investment company offering five individual funds.

         MARK S. HOWARD
         Secretary
         Born: October 1963
         Year of Appointment: 2002

         Senior Vice President, Life/IMCO/USAA Financial Planning Services (FPS) General Counsel, USAA (10/03-present); Senior Vice President, Securities Counsel, USAA (12/02-10/03); Senior Vice President, Securities Counsel & Compliance, IMCO (1/02-12/02); Vice President, Securities Counsel & Compliance, IMCO (7/00-1/02). Mr. Howard also holds the Officer positions of Senior Vice President, Secretary, and Counsel for USAA Life Insurance Company, IMCO, USAA Financial Advisers, Inc. (FAI), FPS, and SAS; and Secretary for USAA Life Investment Trust, a registered investment company offering five individual funds.

 . . . C O N T I N U E D
========================--------------------------------------------------------
                         INFORMATION

         DEBRA K. DUNN
         Treasurer
         Born: August 1969
         Year of Appointment: 2005

         Assistant Vice President, IMCO/FPS Finance, USAA (9/04-present); Executive Director, IMCO/FPS Finance, USAA (12/03-9/04); Executive Director, FPS Finance, USAA (2/03-12/03); Director, FPS Finance, USAA (12/02-2/03); Director, Strategic Financial Analysis, IMCO (1/01-12/02). Financial Business Analyst, Strategic Financial Analysis, IMCO (3/00-1/01). Ms. Dunn also holds the Officer positions of Assistant Vice President and Treasurer for IMCO, SAS, FPS, and FAI, and Treasurer of USAA Life Investment Trust, a registered investment company offering five individual funds.

         EILEEN M. SMILEY
         Assistant Secretary
         Born: November 1959
         Year of Appointment: 2003

         Vice President, Securities Counsel, USAA (2/04-present); Assistant Vice President, Securities Counsel, USAA (1/03-2/04); Attorney, Morrison & Foerster, LLP (1/99-1/03). Ms. Smiley also holds the Officer position of Vice President and Assistant Secretary of IMCO, SAS, FAI, and FPS; and Assistant Secretary of USAA Life Investment Trust, a registered investment company offering five individual funds.

         ROBERTO GALINDO, JR.
         Assistant Treasurer
         Born: November 1960
         Year of Appointment: 2000

         Assistant Vice President, Portfolio Accounting/Financial Administration, USAA (12/02-present); Assistant Vice President, Mutual Fund Analysis & Support, IMCO (10/01-12/02); Executive Director, Mutual Fund Analysis & Support, IMCO (6/00-10/01). Mr. Galindo also holds the Officer position of Assistant Treasurer of USAA Life Investment Trust, a registered investment company offering five individual funds.

40

 . . . C O N T I N U E D
========================--------------------------------------------------------
                         INFORMATION

         JEFFREY D. HILL
         Chief Compliance Officer
         Born: December 1967
         Year of Appointment: 2004

         Assistant Vice President, Mutual Funds Compliance, USAA (9/04-present); Assistant Vice President, Investment Management Administration & Compliance, USAA (12/02-9/04); Assistant Vice President, Investment Management Administration & Compliance, IMCO (9/01-12/02); Senior Manager, Investment Management Assurance and Advisory Services, KPMG LLP (6/98-8/01). Mr. Hill also serves as Chief Compliance Officer of USAA Life Investment Trust, a registered investment company offering five individual funds.

         (1) INDICATES THOSE OFFICERS WHO ARE EMPLOYEES OF USAA INVESTMENT MANAGEMENT COMPANY OR AFFILIATED COMPANIES AND ARE CONSIDERED "INTERESTED PERSONS" UNDER THE INVESTMENT COMPANY ACT OF 1940.

                  TRUSTEES     Christopher W. Claus
                               Barbara B. Dreeben
                               Robert L. Mason, Ph.D.
                               Michael F. Reimherr
                               Laura T. Starks, Ph.D.
                               Richard A. Zucker

            ADMINISTRATOR,     USAA Investment Management Company
       INVESTMENT ADVISER,     P.O. Box 659453
              UNDERWRITER,     San Antonio, Texas 78265-9825
           AND DISTRIBUTOR

            TRANSFER AGENT     USAA Shareholder Account Services
                               9800 Fredericksburg Road
                               San Antonio, Texas 78288

             CUSTODIAN AND     State Street Bank and Trust Company
          ACCOUNTING AGENT     P.O. Box 1713
                               Boston, Massachusetts 02105

               INDEPENDENT     Ernst & Young LLP
         REGISTERED PUBLIC     100 West Houston St., Suite 1800
           ACCOUNTING FIRM     San Antonio, Texas 78205

                 TELEPHONE     Call toll free - Central time
          ASSISTANCE HOURS     Monday - Friday, 7 a.m. to 10 p.m.
                               Saturday, 8:30 a.m. to 5 p.m.
                               Sunday, 10:30 a.m. to 7 p.m.

            FOR ADDITIONAL     (800) 531-8181
         INFORMATION ABOUT     For account servicing, exchanges,
              MUTUAL FUNDS     or redemptions (800) 531-8448

           RECORDED MUTUAL     24-hour service (from any phone)
         FUND PRICE QUOTES     (800) 531-8066

               MUTUAL FUND     (from touch-tone phones only)
            USAA TOUCHLINE     For account balance, last transaction, fund
                               prices, or to exchange or redeem fund shares
                                 (800) 531-8777

           INTERNET ACCESS     USAA.COM

COPIES OF THE MANAGER'S PROXY VOTING POLICIES AND PROCEDURES, APPROVED BY THE COMPANY'S BOARD OF DIRECTORS FOR USE IN VOTING PROXIES ON BEHALF OF THE FUND, ARE AVAILABLE WITHOUT CHARGE (I) BY CALLING (800) 531-8448; (II) AT USAA.COM; AND (III) ON THE SEC'S WEB SITE AT HTTP://WWW.SEC.GOV. INFORMATION REGARDING HOW THE FUND VOTED PROXIES RELATING TO PORTFOLIO SECURITIES DURING THE MOST RECENT 12-MONTH PERIOD ENDED JUNE 30, IS AVAILABLE (I) AT USAA.COM; AND (II) ON THE SEC'S WEB SITE AT HTTP://WWW.SEC.GOV.

THE FUND FILES ITS COMPLETE SCHEDULE OF PORTFOLIO HOLDINGS WITH THE SEC FOR THE FIRST AND THIRD QUARTERS OF EACH FISCAL YEAR ON FORM N-Q. THESE FORMS N-Q ARE AVAILABLE (I) BY CALLING (800) 531-8448; (II) AT USAA.COM; AND (III) ON THE SEC'S WEB SITE AT HTTP://WWW.SEC.GOV. THESE FORMS N-Q ALSO MAY BE REVIEWED AND COPIED AT THE SEC'S PUBLIC REFERENCE ROOM IN WASHINGTON, DC. INFORMATION ON THE OPERATION OF THE PUBLIC REFERENCE ROOM MAY BE OBTAINED BY CALLING (800) SEC-0330.

                                                        [LOGO OF RECYCLED PAPER]
                                                                        Recycled
                                                                           Paper

--------------------------------------------------------------------------------

   [LOGO OF USAA]    9800 Fredericksburg Road                   -------------
      USAA(R)        San Antonio, Texas 78288                     PRSRT STD
                                                                     U.S.
                                                                   Postage
                                                                   P A I D
                                                                     USAA
                                                                -------------
   Receive this document
   and others electronically.
   Sign up at USAA.COM.

--------------------------------------------------------------------------------

          [LOGO OF USAA]          WE KNOW WHAT IT MEANS TO SERVE.(R)
               USAA               ----------------------------------
                                     INSURANCE o MEMBER SERVICES

37732-0206                                   (C)2005, USAA. All rights reserved.


ITEM 2.  CODE OF ETHICS.

On June 25, 2003, the Board of Directors of USAA Mutual Fund, Inc. approved a Code of Ethics (Sarbanes Code) applicable solely to its senior financial officers, including its principal executive officer (President), as defined under the Sarbanes-Oxley Act of 2002 and implementing regulations of the Securities and Exchange Commission. On September 14, 2005, the Board of Directors of USAA Mutual Fund, Inc. approved a revised Sarbanes Code applicable to the Funds' senior financial officers. There were no substantive changes to the ethical duties or responsibilities of the Funds' senior financial officers. The changes to the Sarbanes Code were necessary because of the change of the Funds' Chairman of the Board to an independent director. The revised Sarbanes Code clarifies that the same USAA personnel will continue to receive reports of all violations of the Sarbanes Code and be required to approve outside employment and certain financial interests in transactions. Under the revised Sarbanes Code, the Funds' Board of Directors will continue to receive the same notifications, reports and have the same power that it had before under the original Sarbanes Code. A copy of the revised Sarbanes Code is attached as an Exhibit to this Form N-CSR.

No waivers (explicit or implicit) have been granted from a provision of the Sarbanes Code or the revised Sarbanes Code.




ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

Dr. Laura T. Starks, Ph.D. has been designated as an audit committee financial expert for USAA Mutual Fund, Inc. Dr. Starks has served as a professor of Finance at the University of Texas at Austin since 1987, and has served as the Chair Professor of Finance since 1996. Dr. Starks also has served as a consultant to numerous clients, including accounting firms, on a range of finance, accounting and auditing issues and an expert witness in cases involving financial reporting matters. Dr. Starks is an independent director who serves as a member of the Audit Committee, Pricing and Investment Committee and the Corporate Governance Committee of the Board of Trustees of USAA Mutual Fund, Inc.



ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) AUDIT FEES. The Registrant, USAA Mutual Fund, Inc., consists of 17 funds in all. The Index Funds are the only three funds of the Registrant (the Funds) that have a fiscal year-end of December 31, and the remaining funds have a fiscal year-end of July 31. The aggregate fees accrued or billed by the Registrant's independent auditor, Ernst & Young LLP, for professional services rendered for the audit of the Registrant's annual financial statements and services provided in connection with statutory and regulatory filings by the Registrant for the Funds for fiscal years ended December 31, 2005 and 2004 were $71,900 and $69,450, respectively. The audit fees associated with the other funds of the Registrant will be detailed in the Form N-CSR filed for those funds with fiscal year-ends of July 31.

(b) AUDIT RELATED FEE. The aggregate fees accrued or paid by the Funds' transfer agent for professional services rendered by Ernst & Young LLP for audit-related services related to the annual study of internal controls for fiscal years ended December 31, 2005 and 2004 were $50,000 and $15,500, respectively. The Registrant did not accrue or pay Ernst & Young LLP any audit-related fees.

(c) TAX FEES. The aggregate fees paid or accrued by the Registrant for professional services rendered by Ernst & Young LLP for tax services are detailed in the table below:


               Review of Federal,
               State and City           Quarterly
               Income and tax          Diversification     Tax Consulting &
               returns and excise       Review under       Other Additional
               tax calculations         Subchapter M       Tax Services           TOTAL

-----------------------------------------------------------------------------------------
FYE 12/31/2005    $ 20,500              $      0             $  1,332           $ 21,832
FYE 12/31/2004    $ 19,800              $      0             $  1,547           $ 21,347
------------------------------------------------------------------------------------------
  Total           $ 40,300              $      0             $  2,879           $ 43,179
==========================================================================================


(d) ALL OTHER FEES. No such fees were billed by Ernst & Young LLP for 2005 or 2004.

(e)(1) AUDIT COMMITTEE PRE-APPROVAL POLICY. All audit and non-audit services to be performed for the Registrant by Ernst & Young LLP must be pre-approved by the Audit Committee. The Audit Committee Charter also permits the Chair of the Audit Committee to pre-approve any permissible non-audit service that must be commenced prior to a scheduled meeting of the Audit Committee. All non-audit services were pre-approved by the Audit Committee or its Chair, consistent with the Audit Committee's preapproval procedures.

   (2)  Not applicable.

(f)  Not applicable.

(g) The total aggregate non-audit fees accrued or paid to Ernst & Young LLP for services rendered to the Registrant, and the Registrant's investment adviser, IMCO, and transfer agent, USAA Shareholder Account Services (SAS), for the fiscal years ending December 31, 2005 and 2004 were $133,832 and $64,347, respectively. These amounts include the audit-related fees paid by SAS, and tax fees paid to Ernst & Young LLP for work related to the Funds, and an amount paid by IMCO for work unrelated to the Funds' operations.

(h) Ernst & Young LLP provided non-audit services to IMCO in 2005 and 2004 that were not required to be pre-approved by the Registrant's Audit Committee because the services were not directly related to the operations of the Registrant's Funds. The Board of Directors/Trustees will consider Ernst & Young LLP's independence and will consider whether the provision of these non-audit services to IMCO is compatible with maintaining Ernst & Young LLP's independence.



ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not Applicable.



ITEM 6.  SCHEDULE OF INVESTMENTS.

Filed as part of the report to shareholders.



ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not Applicable.



ITEM 8. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not Applicable.



ITEM 9.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The  Corporate   Governance   Committee  selects  and  nominates  candidates for
membership on the Board as independent directors. Currently, there is no procedure for shareholders to recommend candidates to serve on the Board.



ITEM 10.  CONTROLS AND PROCEDURES

The principal executive officer and principal financial officer of USAA Mutual Fund, Inc. (Fund) have concluded that the Fund's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Fund's internal controls or in other factors that could significantly affect the Fund's internal controls subsequent to the date of their evaluation. The only change to the procedures was to document the annual disclosure controls and procedures established for the new section of the shareholder reports detailing the factors considered by the Funds' Board in approving the Funds' advisory agreements.



ITEM 11.  EXHIBITS.

(a)(1). Code of Ethics pursuant to Item 2 of Form N-CSR is filed hereto exactly as set forth below:


                                 CODE OF ETHICS
                         FOR PRINCIPAL EXECUTIVE OFFICER
                          AND SENIOR FINANCIAL OFFICERS

                             USAA MUTUAL FUND, INC.
                           USAA TAX-EXEMPT FUND, INC.
                              USAA INVESTMENT TRUST
                            USAA STATE TAX-FREE TRUST
                           USAA LIFE INVESTMENT TRUST

I.       PURPOSE OF THE CODE OF ETHICS
         -----------------------------

         USAA Mutual Fund, Inc., USAA Tax-Exempt Fund, Inc., USAA Investment Trust, USAA State Tax-Free Trust and USAA Life Investment Trust (collectively, the Funds, and each a Company) have adopted this code of ethics (the Code) to comply with Section 406 of the Sarbanes-Oxley Act of 2002 (the Act) and implementing regulations of the Securities and Exchange Commission (SEC). The Code applies to each Company's Principal Executive Officer, Principal Financial Officer and Principal Accounting Officer (each a Covered Officer), as detailed in Appendix A.

         The purpose of the Code is to promote:
             - honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between the Covered Officers' personal and professional relationships;
             - full, fair, accurate, timely and understandable disclosure in reports and documents that each Company files with, or submits to, the SEC and in other public communications made by each Company;
             - compliance with applicable laws and governmental rules and regulations;
             - prompt internal reporting of violations of the Code to the Chief Legal Officer of each Company, the President of each Company (if the violation concerns the Treasurer), the Chair/CEO of USAA, and if deemed material to the Funds' financial condition or reputation, the Chair of the relevant Funds' Board of Directors/ Trustees; and
             -  accountability for adherence to the Code.

          Each Covered Officer should adhere to a high standard of business ethics and should be sensitive to actual and apparent conflicts of interest.

II.      CONFLICTS OF INTEREST
         ---------------------

         A.       DEFINITION OF A CONFLICT OF INTEREST.
                  ------------------------------------

         A conflict of interest exists when a Covered Officer's private interest influences, or reasonably appears to influence, the Covered Officer's judgment or ability to act in the best interests of the Funds and their shareholders. For example, a conflict of interest could arise if a Covered Officer, or an immediate family member, receives personal benefits as a result of his or her position with the Funds.

         Certain conflicts of interest arise out of relationships between Covered Officers and the Funds and are already subject to conflict of interest provisions in the Investment Company Act of 1940 (the 1940 Act) and the
Investment Advisers Act of 1940 (the Advisers Act). For example, Covered Officers may not individually engage in certain transactions with the Funds because of their status as "affiliated persons" of the Funds. The USAA Funds' and USAA Investment Management Company's (IMCO) compliance programs and procedures are designed to prevent, or identify and correct, violations of these provisions. This Code does not, and is not intended to, repeat or replace these programs and procedures, and such conflicts fall outside of the parameters of this Code.

         Although typically not presenting an opportunity for improper personal benefit, conflicts could arise from, or as a result of, the contractual relationships between the Funds and IMCO of which the Covered Officers are also officers or employees. As a result, this Code recognizes that the Covered Officers will, in the normal course of their duties (whether formally for the Funds or for IMCO, or for both), be involved in establishing policies and implementing decisions that will have different effects on IMCO and the Funds. The participation of Covered Officers in such activities is inherent in the contractual relationship between the Funds and IMCO and is consistent with the performance by the Covered Officers of their duties as officers of the Funds. Thus, if performed in compliance with the provisions of the 1940 Act and the Advisers Act, such activities will be deemed to have been handled ethically. In addition, it is recognized by each Company's Board of Directors/Trustees (each a Board, and collectively the Boards) that the Covered Officers also may be officers or employees of one or more other investment companies covered by this joint USAA Funds' Code.

         B. GENERAL RULE. Covered Officers Should Avoid Actual and Apparent Conflicts of Interest.

         Conflicts of interest, other than the conflicts described in the two preceding paragraphs, are covered by the Code. The following list provides examples of conflicts of interest under the Code, but Covered Officers should keep in mind that these examples are not exhaustive. The overarching principle is that the personal interest of a Covered Officer should not be placed improperly before the interest of the Funds and their shareholders.

         Each Covered Officer must not engage in conduct that constitutes an actual conflict of interest between the Covered Officer's personal interest and the interests of the Funds and their shareholders. Examples of actual conflicts of interest are listed below but are not exclusive. Each Covered Officer must not:

         - use his personal influence or personal relationships improperly to influence investment decisions or financial reporting by the Funds whereby the Covered Officer would benefit personally to the detriment of the Funds and their shareholders;
         - cause the Funds to take action, or fail to take action, for the individual personal benefit of the Covered Officer rather than the benefit of the Funds and their shareholders.
         - accept gifts, gratuities, entertainment or any other benefit from any person or entity that does business or is seeking to do business with the Funds DURING CONTRACT NEGOTIATIONS.
         - accept gifts, gratuities, entertainment or any other benefit with a market value over $100 per person, per year, from or on behalf of any person or entity that does, or seeks to do, business with or on behalf of the Funds.
                o EXCEPTION. Business-related entertainment such as meals, and tickets to sporting or theatrical events, which are infrequent and not lavish are excepted from this prohibition. Such entertainment must be appropriate as to time and place, reasonable and customary in nature, modest in cost and value, incidental to the business, and not so frequent as to raise any question of impropriety (Customary Business Entertainment).

         Certain situations that could present the appearance of a conflict of interest should be discussed with, and approved by, or reported to, an appropriate person. Examples of these include:

         - service as a director on the board or an officer of any public or private company, other than a USAA company or a Company, must be approved by the USAA Funds' and IMCO's Code of Ethics Committee and reported to each affected Company.
         - the receipt of any non-nominal (i.e., valued over $25) gifts from any person or entity with which a Company has current or prospective business dealings must be reported to the Chief Legal Officer. For purposes of this Code, the individual holding the title of Secretary of a Company shall be considered the Chief Legal Officer of a Company.
         - the receipt of any business-related entertainment from any person or entity with which the Funds have current or prospective business dealings must be approved in advance by the Chief Legal Officer unless such entertainment qualifies as Customary Business Entertainment.
         - any ownership interest in, or any consulting or employment relationship with, any of the Company's service providers, other than IMCO or any other USAA company, must be approved by the Chair/ CEO of USAA and reported to each affected Board.
         - any material direct or indirect financial interest in commissions, transaction charges or spreads paid by the Funds for effecting portfolio transactions or for selling or redeeming shares other than an interest arising from the Covered Officer's employment, such as compensation or equity ownership should be approved by the Chair/CEO of USAA and reported to each affected Board.

III.     DISCLOSURE AND COMPLIANCE REQUIREMENTS
         --------------------------------------

         - Each Covered Officer should familiarize himself with the disclosure requirements applicable to the Funds, and the procedures and policies implemented to promote full, fair, accurate, timely and understandable disclosure by each Company.
         - Each Covered Officer should not knowingly misrepresent, or cause others to misrepresent, facts about the Funds to others, whether within or outside the Funds, including to the Funds' Directors/ Trustees and auditors, and to government regulators and self-regulatory organizations.
         - Each Covered Officer should, to the extent appropriate within his area of responsibility, consult with other officers and employees of the Funds and IMCO with the goal of promoting full, fair, accurate, timely and understandable disclosure in the reports and documents filed by a Company with, or submitted to, the SEC, and in other public communications made by the Funds.
         - Each Covered Officer is responsible for promoting compliance with the standards and restrictions imposed by applicable laws, rules and regulations, and promoting compliance with the USAA Funds' and IMCO's operating policies and procedures.
         - A Covered Officer should not retaliate against any person who reports a potential violation of this Code in good faith.
         - A Covered Officer should notify the Chief Legal Officer promptly if he knows of any violation of the Code. Failure to do so itself is a violation of this Code.

IV.      REPORTING AND ACCOUNTABILITY
         ----------------------------

         A. INTERPRETATION OF THE CODE. The Chief Legal Officer of each Company is responsible for applying this Code to specific situations in which questions are presented under it and has the authority to interpret the Code in any particular situation. The Chief Legal Officer should consult, if appropriate, the USAA
                Funds' outside counsel or counsel for the Independent Directors/Trustees. However, any approvals or waivers sought by a Covered Officer will be reported initially to the Chair/CEO of USAA and will be considered by the Board of Directors/Trustees.

         B.     REQUIRED REPORTS
                ----------------

                -      EACH COVERED OFFICER MUST:
                       -------------------------

                       - Upon adoption of the Code, affirm in writing to the Boards that he has received, read and understands the Code.
                       - Annually thereafter affirm to the Chief Legal Officer that he has complied with the requirements of the Code.

                -      THE CHIEF LEGAL OFFICER MUST:
                       ----------------------------

                       - report to the Board about any matter or situation submitted by a Covered Officer for interpretation under the Code, and the advice given by the Chief Legal Officer;
                       - report annually to the Board and the Corporate Governance Committee describing any issues that arose under the Code, or informing the Board and Corporate Governance Committee that no reportable issues occurred during the year.

         C.       INVESTIGATION PROCEDURES
                  ------------------------

         The Funds will follow these procedures in investigating and enforcing this Code:

         - INITIAL COMPLAINT. All complaints or other inquiries concerning potential violations of the Code must be reported to the Chief Legal Officer. The Chief Legal Officer shall be responsible for documenting any complaint. The Chief Legal Officer also will report immediately to the President of the Company (if the complaint involves the Treasurer), the Chairman/CEO of USAA and the Chair of the relevant Funds' Audit Committee (if the complaint involves the President) any material potential violations that could have a material effect on the Funds' financial condition or reputation. For all other complaints, the Chief Legal Officer will report quarterly to the Board.
         - INVESTIGATIONS. The Chief Legal Officer will take all appropriate action to investigate any potential violation unless the Chair/CEO of USAA directs another person to undertake such investigation. The Chief Legal Officer may utilize USAA's Office of Ethics to do a unified investigation under this Code and USAA's Code of Conduct. The Chief Legal Officer may direct the Company's outside counsel or the counsel to the Independent Directors/Trustees (if any) to participate in any investigation under this Code.
         - STATUS REPORTS. The Chief Legal Officer will provide monthly status reports to the Board about any alleged violation of the Code that could have a material effect on the Funds' financial condition or reputation, and quarterly updates regarding all other alleged violations of the Code.
         - VIOLATIONS OF THE CODE. If after investigation, the Chief Legal Officer, or other investigating person, believes that a violation of the Code has occurred, he will report immediately to the Chair/CEO of USAA the nature of the violation, and his recommendation regarding the materiality of the violation. If, in the opinion of the investigating person, the violation could materially affect the Funds' financial condition or reputation, the Chief Legal Officer also will notify the Chair of the relevant Funds' Audit Committee. The Chief Legal Officer will inform, and make a recommendation to, the Board, which will consider what further action is appropriate. Appropriate action could include: (1) review of, and modifications to, the Code or other applicable policies or procedures; (2) notifications to appropriate personnel of IMCO or USAA; (3) dismissal of the Covered Officer; and/or (4) other disciplinary actions including reprimands or fines.
                  o        The  Boards  of  Directors/Trustees  understand  that
                           Covered Officers also are subject to USAA's Code of Business Conduct. If a violation of this Code also violates USAA's Code of Business Conduct, these procedures do not limit or restrict USAA's ability to discipline such Covered Officer under USAA's Code of Business Conduct. In that event, the Chairman of the Board of Directors/Trustees will report to the Boards the action taken by USAA with respect to a Covered
                           Officer.

V.       OTHER POLICIES AND PROCEDURES
         -----------------------------

         This Code shall be the sole code of ethics adopted by the Funds for purposes of Section 406 of the Act and the implementing regulations adopted by the SEC applicable to registered investment companies. If other policies and procedures of a Company, IMCO, or other service providers govern or purport to govern the behavior or activities of Covered Officers, they are superseded by this Code to the extent that they overlap, conflict with, or are more lenient than the provisions of this Code. The USAA Funds' and IMCO's Joint Code of Ethics under Rule 17j-1 under the 1940 Act, and IMCO's more detailed compliance policies and procedures (including its Insider Trading Policy) are separate requirements applying to Covered Officers and other IMCO employees, and are not part of this Code. Also, USAA's Code of Conduct imposes separate requirements on Covered Officers and all employees of USAA, and also is not part of this Code.

VI.      AMENDMENTS
         ----------

         Any amendment to this Code, other than amendments to Appendix A, must be approved or ratified by majority vote of the Boards of Directors/Trustees.

VII.     CONFIDENTIALITY AND DOCUMENT RETENTION
         --------------------------------------

         The Chief Legal Officer shall retain material investigation documents and reports required to be prepared under the Code for six years from the date of the resolution of any such complaint. All reports and records prepared or maintained pursuant to this Code will be considered confidential and shall be maintained and protected accordingly. Except as otherwise required by law or this Code, such matters shall not be disclosed to anyone other than the appropriate Board of Directors/Trustees and counsel for the Independent Directors/Trustees (if any), the appropriate Company and its counsel, IMCO, and other personnel of USAA as determined by the affected Company's Chief Legal Officer or the Chairman of the Board of Directors/Trustees.


Approved and adopted by IMCO's Code of Ethics Committee: June 12, 2003 Approved and adopted by the Boards of Directors/Trustees of USAA Mutual Fund, Inc., USAA Tax-Exempt Fund, Inc., USAA Investment Trust & USAA State Tax-Free
Trust: June 25, 2003.

Approved and adopted by the Board of Trustees of USAA Life Investment Trust:
August 20, 2003.

Approved and adopted as amended by IMCO's Code of Ethics Committee: August 15, 2005.
Approved and adopted as amended by the Boards of Directors/Trustees of USAA Mutual Fund, Inc., USAA Tax-Exempt Fund, Inc., USAA Investment Trust & USAA State Tax-Free Trust: September 14, 2005.
Approved and adopted as amended by the Board of Trustees of USAA Life Investment
Trust:  December 8, 2005.



                                   APPENDIX A
                                COVERED OFFICERS
                                ----------------

TITLE             COMPANY
-----             -------

PRESIDENT         USAA Mutual Fund, Inc.
                  USAA Tax-Exempt Fund, Inc.
                  USAA Investment Trust
                  USAA State Tax-Free Trust
                  USAA Life Investment Trust

TREASURER         USAA Mutual Fund, Inc.
                  USAA Tax-Exempt Fund, Inc.
                  USAA Investment Trust
                  USAA State Tax-Free Trust
                  USAA Life Investment Trust

(a)(2). Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

(a)(3). Not Applicable.

(b). Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b))is filed and attached hereto as Exhibit 99.906CERT.



                                   SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:  USAA MUTUAL FUND, INC., Index Funds

By:*     /s/ EILEEN M. SMILEY
         -----------------------------------------------------------
         Signature and Title:  Eileen M. Smiley, Assistant Secretary

Date:    FEBRUARY 23, 2006
         ------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:*     /s/ CHRISTOPHER W. CLAUS
         ----------------------------------------------------
         Signature and Title:  Christopher W. Claus/President

Date:    FEBRUARY 28, 2006
         ------------------------------


By:*     /s/ DEBRA K. DUNN
         ---------------------------------------------
         Signature and Title:  Debra K. Dunn/Treasurer

Date:    FEBRUARY 27, 2006
         ------------------------------


*Print the name and title of each signing officer under his or her signature.